Rule 497(e)

Registration Nos. 333-182308 and 811-22717

First Trust Exchange-Traded Fund

First Trust Exchange-Traded Fund II

First Trust Exchange-Traded Fund VI

First Trust Exchange-traded alphadex® fund

First Trust Exchange-traded alphadex® fund II

(each, a “Trust”)

Each of the Funds listed in Appendix A

(each, a “Fund”)

Supplement To Each Fund’s Prospectus, Summary Prospectus

and Statement of Additional Information

Dated October 30, 2026

Notwithstanding anything to the contrary in each Fund’s Prospectus or Statement of Additional Information, Chris Fallow will serve as a portfolio manager for each Fund as part of the Investment Committee beginning on or about November 1, 2026.

Chris Fallow, CFA, is a Senior Vice President of First Trust Advisors L.P. and First Trust Portfolios L.P. Mr. Fallow graduated from Wheaton College in 2001 and joined First Trust in 2001. As head of First Trust’s Advisory Oversight team, Mr. Fallow is responsible for overseeing the implementation of First Trust’s actively managed investment strategies. Mr. Fallow holds the Chartered Financial Analyst designation.

As of September 30, 2026, Mr. Fallow owned shares of the following Funds:

Fund Name:	Dollar Range of Equity Securities in the Fund:
First Trust Alerian Disruptive Technology Real Estate ETF	$1 - $10,000
First Trust Indxx NextG ETF	$1 - $10,000
First Trust NYSE® Arca® Biotechnology Index Fund	$10,001 - $50,000
First Trust Dow Jones Internet Index Fund	$1 - $10,000
First Trust Water ETF	$10,001 - $50,000
First Trust Bloomberg Inflation Sensitive Equity ETF	$1 - $10,000

As of September 30, 2026, Mr. Fallow managed the investment vehicles (other than the Funds of each Trust) with the number of accounts and assets set forth in the table below:

Portfolio Manager	Registered Investment Companies Number of Accounts ($ Assets)	Other Pooled Investment Vehicles Number of Accounts ($ Assets)	Other Accounts Number of Accounts ($ Assets)
Chris Fallow	0 ($0)	0 ($0)	0 ($0)

Please Keep this Supplement with Your Fund Prospectus, Summary Prospectus and

Statement of Additional Information for Future Reference

Appendix A

ETF I	First Trust NYSE® Arca® Biotechnology Index Fund	FBT
	First Trust Natural Gas ETF	FCG
	First Trust Morningstar Dividend Leaders Index Fund	FDL
	First Trust Dow Jones Select MicroCap Index Fund	FDM
	First Trust Dow Jones Internet Index Fund	FDN
	First Trust Water ETF	FIW
	First Trust US Equity Opportunities ETF	FPX
	First Trust S&P REIT Index Fund	FRI
	First Trust Capital Strength® ETF	FTCS
	First Trust Value Line® Dividend Index Fund	FVD
	First Trust NASDAQ® ABA Community Bank Index Fund	QABA
	First Trust NASDAQ® Clean Edge® Green Energy Index Fund	QCLN
	First Trust NASDAQ-100 Ex-Technology Sector Index Fund	QQXT
	First Trust NASDAQ-100-Technology Sector Index Fund	QTEC
	First Trust Dow 30 Equal Weight ETF	EDOW
	First Trust Lunt U.S. Factor Rotation ETF	FCTR
	First Trust S&P 500 Diversified Free Cash Flow ETF	FCFY
	First Trust Dividend Strength ETF	FTDS
	First Trust Growth Strength™ ETF	FTGS
	First Trust Bloomberg Inflation Sensitive Equity ETF	FTIF
	First Trust Indxx Aerospace & Defense ETF	MISL
	First Trust Nasdaq-100 Select Equal Weight ETF	QQEW
ETF II	First Trust Nasdaq Cybersecurity ETF	CIBR
	First Trust Global Wind Energy ETF	FAN
	First Trust STOXX® European Select Dividend Index Fund	FDD
	First Trust Dow Jones Global Select Dividend Index Fund	FGD
	First Trust International Equity Opportunities ETF	FPXI
	First Trust Indxx Global Agriculture ETF	FTAG
	First Trust Indxx Global Natural Resources Income ETF	FTRI
	First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund	GRID
	First Trust Cloud Computing ETF	SKYY
	First Trust S-Network Future Vehicles & Technology ETF	CARZ
	First Trust Alerian Disruptive Technology Real Estate ETF	DTRE
	First Trust Nasdaq Lux Digital Health Solutions ETF	EKG
	First Trust Bloomberg Emerging Market Democracies ETF	EMDM
	First Trust Bloomberg Artificial Intelligence ETF	FAI
	First Trust Dow Jones International Internet ETF	FDNI
	First Trust Indxx Critical Metals ETF	FMTL
	First Trust IPOX Europe Equity Opportunities ETF	FPXE
	First Trust Bloomberg Space Economy ETF	FSPC
	First Trust Emerging Markets Human Flourishing ETF	FTHF
	First Trust Indxx NextG ETF	NXTG
	First Trust Indxx Quality Precious Metals Miners ETF	PMTL
	First Trust Alerian U.S. NextGen Infrastructure ETF	RBLD
	First Trust Bloomberg Nuclear Power ETF	RCTR
	First Trust Indxx Metaverse ETF	ARVR

ETF VI	First Trust S-Network Streaming & Gaming ETF	BNGE
	First Trust SMID Capital Strength ETF	FSCS
	First Trust SMID Growth Strength ETF	FSGS
	First Trust Balanced Income ETF	FTBI
	First Trust New Constructs Core Earnings Leaders ETF	FTCE
	First Trust S-Network E-Commerce ETF	ISHP
	First Trust S&P 500 Diversified Dividend Aristocrats ETF	KNGZ
	First Trust Indxx Medical Devices ETF	MDEV
	First Trust Bloomberg R&D Leaders ETF	RND
	Emerging Markets Equity Select ETF	RNEM
	First Trust Bloomberg Shareholder Yield ETF	SHRY
	First Trust Nasdaq Bank ETF	FTXO
	First Trust Nasdaq Food & Beverage ETF	FTXG
	First Trust Nasdaq Oil & Gas ETF	FTXN
	First Trust Nasdaq Pharmaceuticals ETF	FTXH
	First Trust Nasdaq Semiconductor ETF	FTXL
	First Trust Nasdaq Transportation ETF	FTXR
	First Trust RBA American Industrial Renaissance® ETF	AIRR
	First Trust Dorsey Wright Momentum & Dividend ETF	DDIV
	First Trust S&P International Dividend Aristocrats ETF	FID
	First Trust Dorsey Wright Focus 5 ETF	FV
	First Trust Dorsey Wright Dynamic Focus 5 ETF	FVC
	First Trust Dorsey Wright International Focus 5 ETF	IFV
	Multi-Asset Diversified Income Index Fund	MDIV
	First Trust Rising Dividend Achievers ETF	RDVY
	First Trust NASDAQ Technology Dividend Index Fund	TDIV
	First Trust Dorsey Wright Momentum & Value ETF	DVLU
	First Trust Dorsey Wright Momentum & Low Volatility ETF	DVOL
	First Trust SMID Cap Rising Dividend Achievers ETF	SDVY
	First Trust Indxx Innovative Transaction & Process ETF	LEGR
	First Trust RBA Deglobalization ETF	DGLO
	First Trust S&P 500 Economic Moat ETF	EMOT
	First Trust International Developed Capital Strength ETF	FICS
	First Trust International Rising Dividend Achievers ETF	IDVY
	First Trust Nasdaq Artificial Intelligence & Robotics ETF	ROBT
	First Trust Dorsey Wright DALI Equity ETF	DALI

AlphaDEX I	First Trust Consumer Discretionary AlphaDEX® Fund	FXD
	First Trust Consumer Staples AlphaDEX® Fund	FXG
	First Trust Energy AlphaDEX® Fund	FXN
	First Trust Financials AlphaDEX® Fund	FXO
	First Trust Health Care AlphaDEX® Fund	FXH
	First Trust Industrials/Producer Durables AlphaDEX® Fund	FXR
	First Trust Large Cap Core AlphaDEX® Fund	FEX
	First Trust Large Cap Growth AlphaDEX® Fund	FTC
	First Trust Large Cap Value AlphaDEX® Fund	FTA
	First Trust Materials AlphaDEX® Fund	FXZ
	First Trust Mid Cap Core AlphaDEX® Fund	FNX
	First Trust Mid Cap Growth AlphaDEX® Fund	FNY
	First Trust Mid Cap Value AlphaDEX® Fund	FNK
	First Trust Multi Cap Growth AlphaDEX® Fund	FAD
	First Trust Multi Cap Value AlphaDEX® Fund	FAB
	First Trust Small Cap Core AlphaDEX® Fund	FYX
	First Trust Small Cap Growth AlphaDEX® Fund	FYC
	First Trust Small Cap Value AlphaDEX® Fund	FYT
	First Trust Technology AlphaDEX® Fund	FXL
	First Trust Utilities AlphaDEX® Fund	FXU
AlphaDEX II	First Trust China AlphaDEX® Fund	FCA
	First Trust Developed Markets ex-US AlphaDEX® Fund	FDT
	First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	FDTS
	First Trust Emerging Markets AlphaDEX® Fund	FEM
	First Trust Emerging Markets Small Cap AlphaDEX® Fund	FEMS
	First Trust Europe AlphaDEX® Fund	FEP
	First Trust Eurozone AlphaDEX® ETF	FEUZ
	First Trust Germany AlphaDEX® Fund	FGM
	First Trust Japan AlphaDEX® Fund	FJP
	First Trust United Kingdom AlphaDEX® Fund	FKU
	First Trust Latin America AlphaDEX® Fund	FLN
	First Trust Asia Pacific ex-Japan AlphaDEX® Fund	FPA
	First Trust Switzerland AlphaDEX® Fund	FSZ
	First Trust India NIFTY 50 Equal Weight ETF	NFTY